Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of revenue and expenses are not allocated to reportable segments and corporate related items
	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net revenues
Agency	3,746,471	3,780,217	3,143,873	457,257
Claims Adjusting	336,413	308,256	327,390	47,617
Total net revenues	4,082,884	4,088,473	3,471,263	504,874
Operating costs and expenses
Agency	(3,667,004)	(3,408,499)	(2,614,593)	(380,276)
Claims Adjusting	(306,804)	(308,321)	(316,899)	(46,091)
Other	(117,542)	(98,517)	(114,028)	(16,585)
Total operating costs and expenses	(4,091,350)	(3,815,337)	(3,045,520)	(442,952)
Income (loss) from operations
Agency	79,467	371,718	529,280	76,981
Claims Adjusting	29,609	(65)	10,491	1,526
Other	(117,542)	(98,517)	(114,028)	(16,585)
Income (loss) from operations	(8,466)	273,136	425,743	61,922

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Segment assets
Agency	680,602	816,596	118,770
Claims Adjusting	271,616	266,077	38,699
Other	3,785,524	2,783,938	404,908
Total assets	4,737,742	3,866,611	562,377